Net Income (Loss) Per Share - Disclosure of detailed information about net income (loss) per share (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares
Earnings per share [abstract]
Net income (loss) | $	$ 1,772		$ (364)
Weighted average number of common shares outstanding - basic (in shares)	29,975,215		20,429,742
Dilutive effect of stock options and warrants outstanding (in shares)	1,621,233		0
Weighted average number of common shares outstanding - diluted (in shares)	31,596,448		20,429,742
Basic earnings (loss) per share (in dollars per share) | $ / shares		$ 0.06		$ (0.02)
Diluted earnings (loss) per share (in dollars per share) | $ / shares		$ 0.06		$ (0.02)